REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

Shareholders and Board of Trustees
Monachil Credit Income Fund
Greenwich Connecticut

In planning and performing our audit of
the financial statements of the Monachil
Credit Income Fund (the Fund) as of and
for the year ended December 31 2024 in
accordance with the standards of the
Public Company Accounting Oversight
Board (United States) we considered
their internal control over financial
reporting including control activities for safeguarding securities as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form
N-CEN but not for the purpose of
expressing an opinion on the
effectiveness of Funds internal control
over financial reporting. Accordingly we express no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition use or disposition of a companys assets that could have a material effect on the financial statements.

Because of inherent limitations internal control over financial reporting may not prevent or detect misstatements. Also projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees in
the normal course of performing their
assigned functions to prevent or detect
misstatements on a timely basis.  A
material weakness is a deficiency or
combination of deficiencies in internal
control over financial reporting such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal
control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States).
However we noted no deficiencies in the
Funds internal control over financial
reporting and its operation including
controls for safeguarding securities
which we consider to be material
weaknesses as defined above as of
December 31 2024.

This report is intended solely for the
information and use of management
Shareholders and Board of Directors of
Monachil Credit Income Fund and the
Securities and Exchange Commission
and is not intended to be and should not be used by anyone other than these specified parties.

/S/ TAIT WELLER & BAKER
LLP
Philadelphia Pennsylvania
February 28 2025